Other non-current Assets - Schedule of Other Non-current Assets (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Other Assets, Noncurrent Disclosure [Abstract]
Deposits	¥ 3,165		¥ 3,924
Long-term loans receivable	3,421		937
Total	¥ 6,586	$ 959	¥ 4,861